Interest-Bearing Liabilities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	kr 30,160
Cash ﬂows
Proceeds from issuance of borrowings	7,882		kr 3,219		kr 5,050
Repayment of borrowings	(5,791)		(9,031)		(4,134)
Other ﬁnancing activities	(2,183)		1,570		(573)
Lease payments	(2,368)	[1]	(2,417)	[1]	(2,990)
Non-cash changes
Closing balance	31,831		30,160
Liabilities Arising From Financing Activities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	39,460		47,578
Cash ﬂows
Proceeds from issuance of borrowings	7,882		3,220
Repayment of borrowings	(5,791)		(9,031)
Other ﬁnancing activities	(2,128)		1,568
Lease payments	(2,368)		(2,417)
Non-cash changes
Effect of foreign exchange movement	2,621		(4,030)
Revaluation due to changes in credit risk	(31)		(99)
Other changes in fair value	(415)		136
Acquisition of new lease contracts	2,009		2,604
Other non-cash movements	(105)		(69)
Closing balance	kr 41,134		kr 39,460		kr 47,578

[1]	Including advance payments.